Net Investment Income - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Material income and expense [abstract]
Dividend income from equity instruments at fair value through other comprehensive income derecognized	¥ 2,524